CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 221,738	$ 154,144	$ 77,188
Cost of revenues (including share-based compensation expenses of $nil, $3 and $6 for 2009, 2010 and 2011, respectively)	(156,222)	(103,504)	(57,326)
Gross profit	65,516	50,640	19,862
Operating expenses:
General and administrative (including share-based compensation expenses of $nil, $1,895 and $4,092 for 2009, 2010 and 2011, respectively)	(36,425)	(23,790)	(9,912)
Selling and marketing (including share-based compensation expenses of $nil, $6 and $11 for 2009, 2010 and 2011, respectively)	(25,940)	(16,179)	(10,624)
Total operating expenses	(62,365)	(39,969)	(20,536)
Government subsidies	357	26	83
Other income		76
(Loss) income from operations	3,508	10,773	(591)
Interest income	3,766	510	220
(Loss) income before income tax expenses	7,274	11,283	(371)
Income tax expenses	(2,484)	(990)	(1,237)
Net (loss) income	4,790	10,293	(1,608)
Deemed dividend on Series A1 convertible redeemable preferred shares-beneficial conversion feature			(460)
Net (loss) income attributable to Xueda Education Group ordinary shareholders	4,790	9,773	(2,585)
Net (loss) income per ordinary share:
Net (loss) income attributable to Xueda Education Group ordinary shareholders, Basic (in dollars per share)	$ 0.03	$ 0.09	$ (0.04)
Net (loss) income attributable to Xueda Education Group ordinary shareholders, Diluted (in dollars per share)	$ 0.03	$ 0.09	$ (0.04)
Weighted average shares used in calculating net (loss) income per ordinary share
Basic (in shares)	137,745,176	80,407,581	68,865,200
Diluted (in shares)	142,268,913	82,776,366	68,865,200
Series A1
Operating expenses:
Deemed dividend on Series A1 convertible redeemable preferred shares-accretion of redemption premium		(382)	(367)
Series A2
Operating expenses:
Deemed dividend on Series A1 convertible redeemable preferred shares-accretion of redemption premium		$ (138)	$ (150)